Brookfield Global High Yield Fund (Second Prospectus Summary) | Brookfield Global High Yield Fund
BROOKFIELD GLOBAL HIGH YIELD FUND
INVESTMENT OBJECTIVE
The Brookfield Global High Yield Fund (the "Fund" or the "Global High Yield Fund") seeks total return, consisting of a high level of current income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
Shareholder Fees	Brookfield Global High Yield Fund Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fees (as a percentage of amount redeemed within 60 days of purchase) Payable to the Fund	2.00%
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Brookfield Global High Yield Fund Class I
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.73%
Total Annual Fund Operating Expenses		2.48%
Less Fee Waiver and/or Expense Reimbursement	[2]	(1.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.25%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Brookfield Investment Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annua Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund's business) at no more than 1.25% for Class I Shares. The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2013 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Brookfield Global High Yield Fund Class I	127	655

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Brookfield Global High Yield Fund Class I	127	655

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing primarily in below investment grade debt securities. Under normal market conditions, as a principal strategy, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in a portfolio of below investment grade (high yield) debt securities issued by U.S. and non-U.S.
issuers, including governmental and corporate issuers in emerging markets, and at least 40% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in publicly traded debt securities of issuers whose primary operations or principal trading market is in a foreign market, and that are not subject to the requirements of the U.S. securities laws, markets and accounting requirements ("Foreign Securities"). The Fund considers an issuer's "primary operations" to be in a foreign market if the issuer (i) is organized under the laws of that country, or (ii) derives at least
50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country. Under normal market conditions, the Fund will maintain exposure to securities of issuers in the United States and in at least three countries outside the United States. These include traditional corporate bonds as well as bank loans. These securities may have fixed, floating or variable rates. The
Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers. A security is rated at the time of investment based on ratings received from certain nationally recognized statistical rating organizations ("NRSROs") that the Adviser follows or, if not rated by one of those NRSROs, determined to be of comparable quality by the Adviser. If a security receives different ratings from such NRSROs, the Fund will use the lower rating. The Fund may retain any security whose rating has been upgraded after purchase if the Adviser considers the retention advisable. Although the Adviser will consider the credit reports and ratings of certain NRSROs when selecting portfolio securities, such considerations are only part of the overall analysis and research conducted by the Adviser when evaluating potential investments for the Fund.

Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. Such securities may include so called
"distressed debt" (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.

The Fund may invest in debt securities of any maturity, including perpetual securities, and does not manage its portfolio seeking to maintain a targeted dollar-weighted average maturity level. Under certain circumstances, however, the Adviser may seek to manage the Fund's average duration. In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument's expected principal and interest payments. Duration differs from maturity in that it considers a security's yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

The Fund may invest in the securities of issuers located in a number of different countries throughout the world without limitation. The amount invested outside the United States may vary, and at any given time, the Fund may have a significant exposure to non-U.S. securities, including securities of issuers domiciled in emerging market countries.

The Fund may invest in equity securities of U.S. and non-U.S. issuers, including preferred stocks, common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks. The Fund may invest in securities of non-U.S. companies in the form of American Depositary
Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary
Receipts (EDRs). The Fund retains the ability to invest in companies of any size market capitalization.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments. The Fund may use derivatives for a variety of purposes, including:

·  as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

·  as a substitute for purchasing or selling securities;

·  to increase the Fund's return as a non-hedging strategy that may be considered speculative; and

·  to manage the Fund's portfolio characteristics.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows. The Adviser also draws upon the internal expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends. The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends. The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation. The proprietary research may include an assessment of an issuer's general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors. The Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold and replaced with one that presents a better value or risk/reward profile.
PRINCIPAL RISKS
The following summarizes the principal risks that have been identified for the
Fund.

Investment Risk. An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk. The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. The Fund may experience a substantial or complete loss on any individual security.

New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the
Fund.  It is anticipated that shortly following the commencement of operations of the Fund, the Adviser or an affiliate (the "Adviser Investor") will own a significant amount of the Fund shares (the "Adviser's Investment"). The
Adviser's Investment will be made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently. A partial or complete redemption of the Adviser's Investment may have a material adverse effect on the Fund's expense ratio, portfolio turnover and the overall ability to manage the Fund. The Adviser Investor has no current intention to redeem the Adviser's Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

High Yield or "Junk" Bond Risk. Debt securities that are below investment grade, called "junk bonds," are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Distressed Debt Risk. To the extent that the Fund invests in (or otherwise holds) distressed debt securities, the Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Small- and Mid-Capitalization Risk. The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market. Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk. Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Emerging Markets Risk. Securities of companies in emerging markets may be more volatile than those of companies in more developed markets. Emerging market countries generally have less developed markets and economies and, in some countries, less mature governments and governmental institutions. Investing in securities of companies in emerging markets may entail special risks relating to potential economic, political or social instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, the lack of hedging instruments, and on repatriation of capital invested.

Foreign Currency Risk. The Fund's net asset value (NAV) could decline as a result of changes in the exchange rates between foreign currencies and the U.S.
dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Fixed Income Risk. The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers. Increases in interest rates can cause the prices of the Fund's fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Liquidity Risk. Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Issuer Risk. Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or service.

Portfolio Selection Risk. The Adviser's judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Risks of Subordinated Securities. A holder of securities that are subordinated or "junior" to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

U.S. Government Agency Obligations Risk. The Fund invests in obligations issued by agencies and instrumentalities of the U.S. government. Government sponsored entities such as Federal National Mortgage Association (Fannie Mae), Federal
Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks
(FHLBs), although chartered or sponsored by Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by them are neither guaranteed nor issued by the U.S. government. Although the
U.S. government has provided financial support to Fannie Mae and Freddie Mac in the past, there can be no assurance that it will support these or other government sponsored entities in the future.

Risks of Convertible Securities. A downturn in equity markets may cause the price of convertible securities or equity securities to decrease relative to below investment grade bonds.

Risks of Investing in Floating Rate Loans. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer's obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

Equity Securities Risk. Equity securities represent an ownership interest in an issuer, rank junior in a company's capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term.

Preferred Securities Risk. There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.

Market Segment Risk. To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Derivatives Risk. Using derivatives exposes the Fund to additional risks, may increase the volatility of the Fund's net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund's portfolio. Changes in a derivative's value may not correlate well with the referenced asset or metric. The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the
Fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation is not yet known and may not be known for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Redemption Risk. The Fund may need to sell its holdings in order to meet shareholder redemption requests. The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

The Fund's shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the
FDIC or any other government agency.
PERFORMANCE
Performance information will be available after the Fund has been in operation for one calendar year.